NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Outstanding Instruments (Details)	12 Months Ended
	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares
Options with a ratio of 1 option = 10 share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding, beginning balance (in shares) | shares	19,810	40,804	40,804
Number of options, exercisable, beginning balance (in shares) | shares	19,810	40,804	40,804
Number of options granted (in shares) | shares		0	0
Number of options, forfeited during the year (in shares) | shares		(19,386)	0
Number of options, exercised during the year (in shares) | shares		(1,608)	0
Number of options, outstanding, ending balance (in shares) | shares	19,810	19,810	40,804
Number of options, exercisable, ending balance (in shares) | shares	19,810	19,810	40,804
Weighted average exercise price, outstanding, beginning balance (in euro per share) | € / shares	€ 122.50	€ 97.34	€ 97.34
Weighted average exercise price, exercisable, beginning balance (in euro per share) | € / shares	122.50	97.34	97.34
Weighted average exercise price, granted during the year (in euro per share) | € / shares		0	0
Weighted average exercise price, forfeited during the year (in euro per share) | € / shares		73.60	0
Weighted average exercise price, exercised during the year (in euro per share) | € / shares		73.60	0
Weighted average exercise price, outstanding, ending balance (in euro per share) | € / shares	122.50	122.50	97.34
Weighted average exercise price, exercisable, ending balance (in euro per share) | € / shares	€ 122.50	€ 122.50	€ 97.34
Options with a ratio of 1 option = 1 share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding, beginning balance (in shares) | shares	1,291,336	897,246	340,063
Number of options, exercisable, beginning balance (in shares) | shares	236,525	173,899	88,999
Number of options granted (in shares) | shares	658,800	505,950	622,301
Number of options, forfeited during the year (in shares) | shares	(45,925)	(111,860)	(65,118)
Number of options, exercised during the year (in shares) | shares		0	0
Number of options, outstanding, ending balance (in shares) | shares	1,904,211	1,291,336	897,246
Number of options, exercisable, ending balance (in shares) | shares	636,376	236,525	173,899
Weighted average exercise price, outstanding, beginning balance (in euro per share) | € / shares	€ 8.91	€ 10.26	€ 19.87
Weighted average exercise price, exercisable, beginning balance (in euro per share) | € / shares	21.28	21.46	19.88
Weighted average exercise price, granted during the year (in euro per share) | € / shares	3.46	6.69	4.98
Weighted average exercise price, forfeited during the year (in euro per share) | € / shares	5.74	9.53	9.77
Weighted average exercise price, exercised during the year (in euro per share) | € / shares		0	0
Weighted average exercise price, outstanding, ending balance (in euro per share) | € / shares	7.09	8.91	10.26
Weighted average exercise price, exercisable, ending balance (in euro per share) | € / shares	€ 11.47	€ 21.28	€ 21.46